Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Net Cash flows used from operating activities:
Net loss	$ (2,556,094)	$ (1,640,601)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation expense	1,114	1,359
Amortization on debt discount	354,432	64,345
Purchase of digital currencies	(908,079)	(374,979)
Realized loss on digital currencies transactions		959
Impairment loss on digital currencies	165,331	121,117
Interest expense		20,630
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	(7,867)	(15,675)
Accounts payable and accrued expenses	44,719	11,423
Accrued compensation	(66,559)	312,033
Net cash used in operating activities	(2,973,003)	(1,499,389)
Net cash provided by financing activities:
Proceeds from exercise of warrants		228,370
Proceeds from short term loan	1,500,000	200,000
Net proceeds from issuance of common stock	1,854,040	1,162,000
Net cash provided by financing activities	3,354,040	1,590,370
Net increase in cash	381,037	90,981
Cash, beginning of year	143,098	52,117
Cash, end of year	524,135	143,098
Supplemental disclosure of non-cash financing and investing activities:
Conversion of convertible note and interest to common stock	746,756	150,000
Exchange of promissory note and accrued interest into convertible note		217,973
Fractional shares adjusted for reverse split		17
Deemed dividend		95,708
Beneficial conversion features associated with convertible notes payable	$ 1,182,345	$ 54,493